Other Liabilities (Details) - Schedule of other liabilities - CLP ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Schedule of other liabilities [Abstract]
Accounts and notes payable		$ 405,878	$ 445,493
Income received in advance		901	798
Macro-hedge valuation adjustment	[1]	85,725	68,524
Guarantees received (margin accounts)	[2]	1,017,968	857,679
Broker dealer and simultaneous transactions		265,793	48,031
Withholding VAT		36,814	35,792
Accounts payable insurance companies		10,893	12,558
In-progress operations		21,918	27,595
Deferred income		5,453	5,836
Other liabilities		190,339	104,320
Total		$ 2,041,682	$ 1,606,626

[1]	Valuation balances of net assets and liabilities at market value subject to macro-hedging
[2]	Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.